Summary of Significant Accounting Policies (Tables)	11 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Property and Equipment
Property and equipment, net consisted of the following:

	December 31, 2021	January 31, 2021
Computer equipment	$59,720	$1,642
Construction-in-progress	5,069,418	—

Property and equipment, gross	5,129,138	1,642
Less: accumulated depreciation	(4,872)	(5)

Property and equipment, net	$5,124,266	$1,637